Investment in Associates and Joint Ventures - Summary of Condensed Consolidated Balance Sheets (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Jun. 30, 2020	Oct. 31, 2019	Sep. 30, 2019	Jul. 31, 2019
Assets
Other assets, net	$ 17,863		$ 17,087
Total assets	1,697,305		1,415,290		$ 1,405,442
LIABILITIES
Other liabilities	25,116		21,004
Total liabilities	1,604,839		1,327,589
Stockholders' equity	92,466		87,701		$ 86,382
Total liabilities and stockholders' equity	$ 1,697,305	$ 72,858	$ 1,415,290	$ 57,671
TD Ameritrade [member]
Assets
Receivables from brokers, dealers, and clearing organizations		2,320		3,212
Receivables from clients, net		29,602		27,156
Other assets, net		40,936		27,303
Total assets		72,858		57,671
LIABILITIES
Payable to brokers, dealers, and clearing organizations		4,574		4,357
Payable to clients		48,062		35,650
Other liabilities		7,406		6,205
Total liabilities		60,042		46,212
Stockholders' equity		$ 12,816		$ 11,459